RESTRICTED CASH AND DEFERRED SUBSIDIES (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Mar. 22, 2021
RESTRICTED CASH AND DEFERRED SUBSIDIES
Government grants for network expansion			$ 258.0
Government grants received in advance			$ 216.2
Deferred subsidies	$ 39.3	$ 162.4